Accounting Developments (Details) - USD ($) $ in Thousands	Dec. 01, 2020	Nov. 30, 2021	Nov. 30, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained earnings		$ 7,940,113	$ 6,531,836
Cumulative effect of the adoption of accounting standards
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Provision for loan and lease losses	$ 26,500
Retained earnings	(19,900)
Cumulative effect of the adoption of accounting standards | Foursight Capital
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Provision for loan and lease losses	30,100
Jefferies Group LLC | Cumulative effect of the adoption of accounting standards
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Provision for loan and lease losses	$ (3,600)